Employee compensation - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 33,808	$ 30,599	$ 74,076	$ 65,254
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	5,136	4,928	11,216	10,050
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,814	4,258	10,822	9,082
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	14,287	13,028	30,142	28,725
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 9,571	$ 8,385	21,896	$ 17,397
Employee severance related costs
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation			6,452
Employee severance related costs | Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation			852
Employee severance related costs | General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation			1,544
Employee severance related costs | Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation			872
Employee severance related costs | Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation			$ 3,184